Disposal group held for sale and disposal of subsidiaries - Schedule of Results of Disposal of Subsidiary Included in Statement of Profit or Loss (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income	₨ 89,309	$ 1,087	₨ 69,195	₨ 54,491
Expenses	(91,872)	(1,118)	(81,428)	(59,574)
Loss before tax	₨ (2,470)	$ (30)	(12,233)	(5,128)
Adyah Solar Energy Private Limited [Member]
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income				2,372	₨ 1,998
Expenses				(2,718)	(2,563)
Loss before tax				(346)	(565)
Income tax (expense) / income				229	113
Loss for the year				(117)	₨ (452)
Solar Energy and its Subsidiaries and Shekhawati Solar Park Private Limited
Disclosure of Results of Disposal Included in Statement of Profit or Loss [Line Items]
Income			709	698
Expenses			(487)	(516)
Loss before tax			222	182
Income tax (expense) / income			(19)	8
Loss for the year			₨ 203	₨ 190